Subsequent Events	3 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2021
Subsequent Events [Line Items]
SUBSEQUENT EVENT

Note 13 — Subsequent events

The Company has evaluated material subsequent events through May 13, 2022, the date the unaudited condensed consolidated financial statements were available to be issued.

Consummation of the Business Combination Agreement with Helix

On the Closing Date, MoonLake Immunotherapeutics, a Cayman Islands exempted company (formerly known as Helix Acquisition Corp.) (prior to the Closing Date, “Helix”) consummated the previously announced business combination (the “Closing”) pursuant to that certain Business Combination Agreement dated October 4, 2021 (the “Business Combination Agreement”), by and among Helix, MoonLake Immunotherapeutics AG, a Swiss stock corporation (“MoonLake AG”), the existing equityholders of MoonLake AG set forth on the signature pages to the Business Combination Agreement and equityholders of MoonLake AG that executed joinders to the Business Combination Agreement (collectively, the “ML Parties”), Helix Holdings LLC, a Cayman Islands limited liability company and the Sponsor of Helix, and the representative of the ML Parties (such transactions contemplated by the Business Combination Agreement, collectively, the “Business Combination”). The Business Combination Agreement provided for a number of transactions at Closing which are further detailed in the Form 8-K dated April 11, 2022 and filed with the United States Securities and Exchange Commission and available at www.sec.gov.

Repayment of short-term loan agreements

On March 31, 2022, Cormorant transferred its rights and obligations from a convertible loan agreement, pursuant to which it had lent USD 15,000,000 to the Company, to Helix and thereby offset its investment commitment with Helix as a PIPE investor.

On April 11, 2022, MoonLake Immunotherapeutics repaid USD 15,000,000 million to BVF Shareholders pursuant to the short-term loan agreement entered on October 15, 2021.

Share-based compensation plan

On May 1, 2022, the Company awarded 1,110 options to acquire Common Shares under the ESOP. The Company estimated the fair value per share to be USD 208.56. The fair value was determined by multiplying the share price of MoonLake Immunotherapeutics as of May 1, 2022 by the Exchange Ratio, and the aggregate fair value of the additional grants is approximately USD 0.3 million. The vesting requirements of such awards follow the ESOP terms and conditions detailed in Note 10 — Share-based compensation.

Contract manufacturing agreement with Richter-Helm BioLogics GmbH & Co KG

On April 11, 2022, the Company entered into a contract manufacturing agreement with Richter-Helm BioLogics GmbH & Co KG, with an effective date of July 1, 2021, with respect to the manufacture of SLK.

Note 14 — Subsequent events

The Company has evaluated material subsequent events through March 2, 2022, the date the consolidated financial statements were available to be issued.

CRO agreements

On January 9 and January 10, 2022, the Company entered into three additional agreements with a clinical research organization to support the Company’s planned Phase 2 clinical studies. The total estimated fees including estimated pass through costs under the agreements amount to USD 63.3 million and are expected to cover services to be provided to the Company until 2024.

Share-based compensation plan

On January 18, 2022, the Company awarded 35,000 Common Shares under the ESPP to certain Executive Officers. The Company estimated the fair value per share to be USD 336.39. The fair value per share was determined with reference to a Business Combination Agreement entered into with Helix on October 4, 2021. The aggregate fair value of the additional grants is approximately USD 11.8 million and the vesting requirements of such awards, follow the ESPP terms and conditions detailed in Note 11 — “Share-based compensation”.

Loan agreement

On February 20, 2022, the Company entered into a convertible loan agreement with Cormorant Private Healthcare Fund IV. L.P. (“Cormorant”), Helix and the BVF Shareholders, pursuant to which Cormorant grants the Company a USD $15,000,000 loan, for the financing of general corporate purposes of the Company, including product and technology development, operations, sales and marketing, management expenses, and salaries. The loan is interest-free and subordinated to all current and future claims of the Company, but ranks senior to existing and future unsecured subordinated obligations of the Company. The loan must be repaid by the Company prior to the earlier of (i) as soon as practicable after the Closing of the Business Combination with Helix, but no later than two business days, and (ii) June 30, 2022. At Closing of the Business Combination with Helix, Cormorant has the option to transfer its rights and obligations to Helix and thereby offset its investment commitment with Helix as a PIPE investor. If the Business Combination is terminated and if prior to June 30, 2022, or prior to repayment of the loan, the Company consummates another equity financing round, Cormorant is entitled to convert the loan into the most senior class of equity securities issued by the Company at a price equal to equal to 80% of the subscription price paid by the investors in such financing round. If the Business Combination is terminated and if the loan has neither been repaid within 30 calendar days of June 30, 2022 nor a voluntary conversion has taken place, the loan shall mandatorily converted into the most senior class of outstanding equity securities of the Company at a price equal to 80% of their fair market value.

Helix Acquisition Corp.[Member]
Subsequent Events [Line Items]
SUBSEQUENT EVENT

Note 9 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed financial statements were available to be issued. Based upon this review, other than as described in the condensed financial statements and below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements.

On April 5, 2022 the Company completed its Business Combination with MoonLake AG.

In connection with the Business Combination, holders of 8,080,645 shares of Class A Ordinary Shares exercised their rights to redeem those shares for cash at an approximate price of $10.00444 per share, for an aggregate of approximately $80.8 million, which was paid to such holders on the Closing Date.

As of the open of trading on April 6, 2022, the Class A Ordinary Shares, formerly those of Helix, began trading on The Nasdaq Capital Market as “MLTX.”

NOTE 9 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.